Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

These unaudited consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) applicable to interim financial statements. While these consolidated financial statements and the accompanying notes thereof reflect all normal recurring adjustments that are, in the opinion of management, necessary for fair presentation of the results of the interim period, they do not include all of the information and footnotes required by U.S. GAAP for complete consolidated financial statements. These consolidated financial statements and their accompanying notes should be read in conjunction with the consolidated financial statement disclosures in our 2022 annual consolidated financial statements. The disclosures in Note 3 supplement updates to the accounting policies previously disclosed in Note 1 of our Annual Report on Form 10-K for the year ended December 31, 2022. The updates reflect the adoption of the Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) 2016-13, “Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments”, referred to as ASC 326 or, more commonly, referred to as Current Expected Credit Losses (CECL).

Operating results reported for the three months ended March 31, 2023 might not be indicative of the results for any subsequent period or the entire year ending December 31, 2023.

Sezzle Inc. (the “Company”, “Sezzle”, “we”, “us”, or “our”) uses the same accounting policies in preparing quarterly and annual consolidated financial statements. We consolidate the accounts of subsidiaries for which we have a controlling financial interest. The accompanying consolidated financial statements include all the accounts and activity of Sezzle Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions are eliminated in consolidation.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements are prepared and presented under accounting principles generally accepted in the United States of America (U.S. GAAP). All amounts are reported in U.S. dollars, unless otherwise noted. We consolidate the accounts of subsidiaries for which we have a controlling financial interest. The accompanying consolidated financial statements include all the accounts and activity of Sezzle Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Financial Condition

Liquidity and Financial Condition

Throughout the year ended December 31, 2022, we undertook various measures to address our liquidity and financial condition. On February 25, 2022 we amended our line of credit covenants which provided alternatives for certain financial covenant measurement thresholds. Additionally, throughout the year we tightened our underwriting strategies, resulting in a reduction in our overall provision for uncollectible accounts. On March 10, 2022 we undertook a workforce reduction that provided for a reduction in our personnel expense compared to the year ended December 31, 2021. Further, on October 14, 2022 we entered into a new line of credit agreement as disclosed in Note 8 of these consolidated financial statements. Our cost cutting measures during the year ended December 31, 2022 have resulted in lower operating expenses relative to the prior year, while also realizing higher year-over-year total income.

Reverse Stock Split

Reverse Stock Split

Our Board of Directors approved a reverse stock split of our issued shares of common stock at a ratio of 1-for-38 (the “Reverse Stock Split”). The Reverse Stock Split became effective on May 11, 2023. All share and per share amounts for all periods presented in these Consolidated Financial Statements and their accompanying notes have been adjusted, on a retrospective basis, to reflect the Reverse Stock Split, unless otherwise stated. The number of authorized shares and the par value remained unaffected.

Reverse Stock Split

Our Board of Directors approved a reverse stock split of our issued shares of common stock at a ratio of 1-for-38 (the “Reverse Stock Split”). The Reverse Stock Split became effective on May 11, 2023. All share and per share amounts for all periods presented in these Consolidated Financial Statements and their accompanying notes have been adjusted, on a retrospective basis, to reflect the Reverse Stock Split, unless otherwise stated. The number of authorized shares and the par value remained unaffected.

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash and Cash Equivalents

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents. We maintain our cash in depository accounts that, at times, may exceed limits established by the Federal Deposit Insurance Corporation (“FDIC”) and equivalent foreign institutions. As of the date of this report, we have not experienced losses on such accounts.

Foreign Currency Risk

We hold funds and settle payments that are denominated in currencies other than U.S. dollars. Changes in foreign currency exchange rates expose us to fluctuations on our consolidated balance sheets and statements of operations and comprehensive loss. Currency risk is managed through limits set on total foreign deposits on hand that we routinely monitor.

Notes Receivable

We are exposed to the risk of credit losses as a result of extending credit to consumers. Changes in economic conditions may result in higher credit losses. We have a policy for establishing credit lines for individual consumers that helps mitigate credit risk. The allowance for uncollectible accounts is adequate for covering any potential losses on outstanding notes receivable.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all money market funds and other highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. We accept Automated Clearing House (“ACH”), Electronic Funds Transfer (“EFT”), debit card, and credit card payment methods from consumers as a method to settle our receivables, and these transactions are generally transmitted through third parties. The payments due from the third parties for debit card, credit card, ACH, and EFT transactions are generally settled within three days of initiation. We consider all bank, debit, and credit card transactions initiated before the end of the period to be cash and cash equivalents.

Restricted Cash

Restricted Cash

We are required to maintain cash balances in a bank account in accordance with certain lending agreements. The bank account is our property, but access to consumer payments is controlled by our line of credit providers. On a regular basis, cash received from consumers is deposited to the bank account and subsequently made available to us through periodic settlement reporting with our line of credit providers. Cash deposits to the bank account represent cash received from originated receivables, including consumer payments and affiliate partner payments. The minimum balance consists of accrued interest on the drawn credit facility, accrued interest on the unused portion of the credit facility, and accrued management fees charged by our line of credit providers. We are permitted to withdraw cash from the bank account provided we meet certain requirements of the line of credit. We are also required to maintain a minimum balance in a deposit account with a third-party service provider to fund merchants using our virtual card solution. These accounts are classified as current restricted cash on the consolidated balance sheets.

We are required to maintain a cash balance held in a reserve account to cover ACH transactions. The cash balance within this reserve account is classified as non-current restricted cash on the consolidated balance sheets.

Receivables and Credit Policy

Receivables and Credit Policy

Notes receivable represent amounts from uncollateralized consumer receivables generated from the purchase of merchandise. The original terms of the notes for our core product are to be paid back in four equal installments every two weeks over a six-week period, with the first installment being paid at the time of purchase. We do not charge interest on the notes to consumers. Transaction income is recognized over the average life of the notes receivable using the effective interest rate method. These net deferred costs are recorded within notes receivable, net on the consolidated balance sheets. Notes receivable are recorded at net realizable value and are recorded as current assets. We evaluate the collectability of the balances based on historical performance, current economic conditions, and specific circumstances of individual notes, with an allowance for uncollectible accounts being provided as necessary.

Other receivables represent the net realizable value of consumer account reactivation fees receivable, merchant accounts receivable, and merchant processing fees receivable. Consumer account reactivation fees receivable, less an allowance for uncollectible accounts, represent the amount of account reactivation fees we reasonably expect to receive from consumers. Receivables from merchants, less any allowances for uncollectible accounts, represent amounts merchants owe us relating to transactions placed by consumers on their sites that we reasonably expect to collect.

All notes receivable from consumers, as well as related fees, outstanding greater than 90 days past due are charged off as uncollectible. It is our practice to continue collection efforts after the charge-off date. Refer to Note 3 and Note 4 for further information about receivable balances, allowances, and charge-off amounts.

Debt Issuance Costs

Debt Issuance Costs

Costs incurred in connection with originating debt are capitalized and are classified in the consolidated balance sheets as a reduction of the financial statement line item for which those costs relate. Debt issuance costs are amortized over the life of the underlying debt obligation utilizing the straight-line method, which approximates the effective interest method. In the event of an extinguishment of debt, the remaining unamortized debt issuance costs related to the extinguished debt is immediately expensed. Amortization of debt issuance costs is included within net interest expense on the consolidated statements of operations and comprehensive loss.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. We capitalize all property and equipment exceeding $1,000. Depreciation is provided using either the straight-line or double-declining balance method, based on the useful lives of the assets:

	Years	Method
Computers and computer equipment	3	Double-declining balance
Office equipment	5	Double-declining balance
Furniture and fixtures	7	Straight-line

Maintenance and repairs are expensed as incurred and recorded within general and administrative on the consolidated statements of operations and comprehensive loss.

Internally Developed Intangible Assets

Internally Developed Intangible Assets

We capitalize costs incurred for web development and software developed for internal use. The costs capitalized primarily relate to direct labor costs for employees and contractors working directly on software development and implementation. Projects are eligible for capitalization once it is determined that the project is being designed or modified to meet internal business needs; the project is ready for its intended use; the total estimated costs to be capitalized exceed $1,000; and there are no plans to market, sell, or lease the project.

Amortization is provided using the straight-line method, based on the useful lives of the intangible assets as follows:

	Years	Method
Internal use software	3	Straight-line
Website development costs	3	Straight-line

Amortization expense is recorded within general and administrative on the consolidated statements of operations and comprehensive loss. See Note 6 for further information.

Research and Development Costs

Research and Development Costs

Research expenditures that relate to the development of new processes, including internally developed software, are expensed as incurred. Such costs were approximately $2,012,000 and $1,462,000 for the years ended December 31, 2022 and 2021, respectively. Research expenditures are recorded within personnel on the consolidated statements of operations and comprehensive loss.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review the carrying value of property, equipment, and internally developed intangible assets for impairment whenever events and circumstances indicate that the assets’ carrying value may not be recoverable from the future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends, and prospects; the manner in which the asset is used; and the effects of obsolescence, demand, competition, and other economic factors. Impairments for the years ended December 31, 2022 and 2021 were not material. Impairment costs are recorded in general and administrative within operating expenses in the consolidated statements of operations and comprehensive loss.

As of December 31, 2022 and 2021, we have not renewed or extended the initial determined life for any of our recognized internally developed intangible assets.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the basis of receivables, property and equipment, equity based compensation, and accrued liabilities for financial and income tax reporting. The deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Given our history of losses, a full valuation allowance is recorded against our deferred tax assets.

We evaluate our tax positions that have been taken or are expected to be taken on income tax returns to determine if an accrual is necessary for uncertain tax positions. To date we have not recorded any liabilities for uncertain tax positions. Refer to Note 10 for further information.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and consist of traditional marketing, digital marketing, sponsorships, promotional product expenses, and contractual obligations to co-market the Sezzle brand. Such costs were $18,476,899 and $8,569,276 for the years ended December 31, 2022 and 2021, respectively, and were recorded within general and administrative on the consolidated statements of comprehensive loss.

Equity Based Compensation

Equity Based Compensation

We maintain stock compensation plans that provide for equity based awards in the form of incentive and non-statutory stock options and restricted stock to our employees, directors, and advisors. Equity based compensation expense reflects the fair value of awards measured at the grant date and recognized over the relevant vesting period. We estimate the fair value of stock options without a market condition on the measurement date using the Black-Scholes valuation model. The fair value of stock options and restricted stock units with a market condition is estimated, at the date of grant, using the Monte Carlo Simulation model. The Black-Scholes and Monte Carlo Simulation models incorporate assumptions about stock price volatility, expected life of the awards, risk-free interest rate, and dividend yield. For valuing our stock option grants, significant judgment is required for determining the expected volatility of our common stock and is based on the historical volatility of both our common stock and our defined peer group. The fair value of restricted stock awards and restricted stock units is based on the fair market value of our common stock on the date of grant. The expense associated with equity based compensation is recognized over the requisite service period using the straight-line method. We issue new shares of common stock upon the exercise of stock options and vesting of restricted stock units. Refer to Note 13 and Note 14 for further information around our equity based compensation plans.

Estimates

Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Our estimates and judgments are based on historical experience and various other assumptions that we believe are reasonable under the circumstances. The amount of assets and liabilities reported on our consolidated balance sheets and the amounts of income and expenses reported for each of the periods presented are affected by estimates and assumptions, which are used for, but not limited to, determining the allowance for uncollectible accounts recorded against outstanding receivables, the valuation of equity based compensation, and income taxes.

Fair Value

Fair Value

Fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●	Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;

●	Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and

●	Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

We measure the value of our money market securities at each reporting date. The fair value of our money market securities, totaling $14,211 and $333,158 as of March 31, 2023 and December 31, 2022, respectively, are based on Level 1 inputs and are included within cash and cash equivalents on the consolidated balance sheets.

We also measure the value of our warrant liabilities at each reporting date. The fair value of our warrant liabilities are determined using the Black-Scholes valuation model, which includes our common stock price on the Australian Securities Exchange (ASX), a Level 1 input. The fair value of the warrant liabilities totaled $931,497 and $511,295 as of March 31, 2023 and December 31, 2022, respectively.

Fair Value

Fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). The accounting guidance includes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●	Level 1 — Unadjusted quoted prices for identical assets or liabilities in active markets;
●	Level 2 — Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability; and
●	Level 3 — Unobservable inputs for the asset or liability, which include management’s own assumption about the assumptions market participants would use in pricing the asset or liability, including assumptions about risk.

We measure the value of our money market securities at each reporting date. The fair value of our money market securities, totaling $333,158 and $6,408,389 as of December 31, 2022 and 2021, respectively, are based on Level 1 inputs and are included within cash and cash equivalents on the consolidated balance sheets.

We also measure the value of our warrant liabilities at each reporting date. The fair value of our warrant liabilities are determined using the Black-Scholes valuation model, which includes our common stock price on the ASX, a Level 1 input. The fair value of the warrant liabilities total $511,295 as of December 31, 2022.

Segments	Segments We conduct our operations through a single operating segment and, therefore, one reportable segment. There are no significant concentrations by state or geographical location.

Segments

We conduct our operations through a single operating segment and, therefore, one reportable segment. There are no significant concentrations by state or geographical location, nor are there any significant individual customer concentrations by balance.

Foreign Currency

Foreign Currency

We work with international merchants, creating exposure to gains and losses from foreign currency exchanges. Our income and cash can be affected by movements in the Canadian Dollar, Euro, Indian Rupee, and Brazilian Real. Losses from foreign exchange rate fluctuations that affected our net loss totaled ($118,831) and ($69,228) for the years ended December 31, 2022 and 2021, respectively. Foreign currency exchange gains and losses are recorded within other expense, net, on the consolidated statements of operations and comprehensive loss.

The financial statements of our non-U.S. subsidiaries are translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. Under ASC 830, if our assets and liabilities are recorded in certain non-U.S. functional currencies other than the U.S. dollar, they are translated at current rates of exchange. Revenue and expense items are translated at average monthly exchange rates. The resulting translation adjustments are recorded directly into accumulated other comprehensive (loss) income. Foreign currency translation adjustment income (loss) totaled ($1,207,885) and $69,406 for the years ended December 31, 2022 and 2021, respectively.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified to conform with the current period presentation format.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation format. These reclassifications had no effect on our net loss or total comprehensive loss.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently Adopted Accounting Guidance

Standard	Description	Date of Adoption	Effect on Consolidated Financial Statements

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	This ASU replaces the incurred loss impairment methodology with an expected credit loss methodology and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. The standard also requires expanded disclosures related to credit losses and credit quality indicators.	January 1, 2023

The adoption of this ASU resulted in a decrease in our allowance for credit losses and an increase in retained earnings of approximately $0.9 million. The decrease in our allowance for credit losses was related to the inclusion of future recoveries in our estimate. There was no impact to our net deferred tax asset given the full valuation allowance recorded.

We have updated the presentation of our consolidated balance sheets and consolidated statements of operations and comprehensive income (loss) to conform with the requirements of this ASU. Additionally, we have updated our disclosures in Note 3 of the accompanying notes to the consolidated financial statements to meet the disclosure requirements of this ASU, including information on credit quality indicators and gross charge-offs.

ASU No. 2022-02, Financial Instruments – Credit Losses: Troubled Debt Restructurings and Vintage Disclosures	This ASU requires an entity to disclose current-period gross writeoffs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost.	January 1, 2023	The impact of adopting this amendment is included within the impact of adoption of ASU No. 2016-13.

Recent Accounting Pronouncements

Recently Adopted Accounting Guidance

Standard	Description	Date of Adoption	Effect on Consolidated Financial Statements

ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity	This ASU simplifies the accounting for convertible debt by eliminating the beneficial conversion feature and cash conversion feature models from the guidance and instead requires entities to record convertible debt at amortized cost.	January 1, 2022	The adoption of this ASU did not have a material effect on our consolidated financial statements or on our disclosures.

Recently Issued Accounting Guidance, Not Yet Adopted Within Our Consolidated Financial Statements

Standard	Description	Date of Planned Adoption	Effect on Consolidated Financial Statements

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	This ASU replaces the incurred loss impairment methodology with an expected credit loss methodology and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. The standard also requires expanded disclosures related to credit losses and credit quality indicators.	January 1, 2023	We do not expect the adoption of this ASU to have a material impact on our allowance for credit losses under the new standard. We will disclose credit quality indicators, gross writeoffs, and other required disclosures in our first quarter 2023 consolidated financial statements.
ASU No. 2022-02, Financial Instruments – Credit Losses: Troubled Debt Restructurings and Vintage Disclosures	This ASU requires an entity to disclose current-period gross writeoffs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost.	January 1, 2023	The impact of adopting this amendment is included within the impact of adoption of ASU No. 2016-13.